Provisions - Movements in Provisions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of other provisions [Line Items]
Beginning balance	$ 267	$ 185	$ 248
Effect of retrospective application of IFRS 15				$ (87)
Additional provisions recognized	192	155	121
Used / forfeited during the year	(165)	(73)	(184)
Ending balance	207	267	185
Beginning balance as adjusted				180
Warranties [Member]
Disclosure of other provisions [Line Items]
Beginning balance	132	111	213
Effect of retrospective application of IFRS 15				0
Additional provisions recognized	164	79	81
Used / forfeited during the year	(164)	(58)	(183)
Ending balance	132	132	111
Beginning balance as adjusted				132
Employee benefits [Member]
Disclosure of other provisions [Line Items]
Beginning balance	43	38	30
Effect of retrospective application of IFRS 15				0
Additional provisions recognized	9	7	9
Used / forfeited during the year	(1)	(2)	(1)
Ending balance	51	43	38
Beginning balance as adjusted				43
Trade-in rights [Member]
Disclosure of other provisions [Line Items]
Beginning balance	87	31	0
Effect of retrospective application of IFRS 15				(87)
Additional provisions recognized	0	69	31
Used / forfeited during the year	0	(13)	0
Ending balance	0	87	31
Beginning balance as adjusted				0
Others [Member]
Disclosure of other provisions [Line Items]
Beginning balance	5	5	5
Effect of retrospective application of IFRS 15				0
Additional provisions recognized	19	0	0
Used / forfeited during the year	0	0	0
Ending balance	$ 24	$ 5	$ 5
Beginning balance as adjusted				$ 5